Business Combinations - Unaudited consolidated results of operations (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Net sales	$ 17,575	$ 18,567	$ 46,067	$ 54,144	$ 71,501	$ 58,359
Net loss attributable to common shareholders	(390)	(1,263)	(4,046)	(3,245)	(4,820)	(5,654)
Net loss per share - basic and diluted	$ (0.04)	$ (0.15)	$ (0.44)	$ (0.42)	$ (0.61)	$ (0.94)
Pro forma
Business Acquisition [Line Items]
Net sales		18,699		56,346	73,703	62,024
Net loss attributable to common shareholders		$ (1,445)		$ (5,311)	$ (6,887)	$ (8,441)
Net loss per share - basic and diluted		$ (0.18)		$ (0.69)	$ (0.87)	$ (1.21)